SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) - Standardized Measure of discounted Future Net Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Future cash inflows	$ 207,127,260	$ 241,246,940	$ 494,920,870
Future production costs	(95,300,230)	(110,389,040)	(144,477,250)
Future development costs	(90,159,460)	(81,950,970)	(92,154,270)
Future income tax expense	(12,600,170)	(17,221,680)	(70,254,330)
Future net cash flows	9,067,400	31,685,250	188,035,020
Discount to present value at 10% annual rate	(19,263,060)	(30,927,340)	(140,187,170)
Standardized measure of discounted future net cash flows	$ (10,195,660)	$ 757,910	$ 47,847,850	$ 101,640
Annual discount rate (%)	10.00%	10.00%	10.00%	10.00%